SHARE-BASED COMPENSATION (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2021 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥)	Oct. 27, 2022 $ / shares	Sep. 30, 2013 shares
SHARE-BASED COMPENSATION
Total compensation cost recognized	¥ 10,047	¥ 20,149	¥ 226,170
Employee Stock Option
SHARE-BASED COMPENSATION
Contractual term of options granted	10 years
Vesting period	4 years
Percentage of stock awards vesting each year	25.00%
Vested and exercisable (in dollars per share) | $ / shares					$ 0.01		$ 0.01
Number of grantees affected | item			51
Aggregate intrinsic value						¥ 6,652
Weighted-average grant-date fair value of the options granted | $ / shares				$ 0.7
Total intrinsic value of options exercised	¥ 0	0	¥ 330
Total compensation cost recognized	¥ 231	¥ 653	¥ 6,206
Board of Directors | Employee Stock Option
SHARE-BASED COMPENSATION
Aggregate intrinsic value						¥ 42,100
Ordinary Shares | Board of Directors
SHARE-BASED COMPENSATION
Number of shares authorized for issuance under share-based payment arrangement | shares								25,367,774
Equity Incentive Plan | Ordinary Shares | Maximum
SHARE-BASED COMPENSATION
Number of shares authorized for issuance under share-based payment arrangement | shares								1,287,500